Consolidated Schedule of Investments (unaudited) January 31, 2020	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par	Value

Common Stocks

Specialty Chemicals — 0.0%
A Schulman Inc.(a)(b)	1,888	$818

Total Common Stocks — 0.0% (Cost: $817)		818

Short-Term Investments

Certificates of Deposit — 7.8%
Bank of Montreal/Chicago IL, 1.93%, 02/12/21, (3 mo. LIBOR US + 0.100%)(c)	$3,800,000	3,800,745
Mizuho Bank Ltd./New York
1.70%, 05/28/2020	4,800,000	4,800,145
1.99%, 03/09/2020, (3 mo. LIBOR US + 0.100%)(c)	3,000,000	3,000,531
2.31%, 03/06/2020	2,000,000	2,001,562
Norinchukin Bank (The), 2.04%, 03/16/20	8,000,000	8,004,167
Oversea-Chinese Banking Corp. Ltd.
1.85%, 02/19/2020	3,660,000	3,660,322
1.87%, 08/04/2020	5,000,000	5,003,768
Societe Generale International, 2.60%, 05/14/20	1,890,000	1,894,688
Sumitomo Mitsui Trust Bank Ltd./New York, 1.96%, 07/27/20(c)	5,000,000	5,003,837

		37,169,765

Commercial Paper — 63.2%
ABB Treasury Center USA Inc., 1.68%, 04/21/20(d)	3,200,000	3,188,420
ABN Amro Funding (USA) LLC
1.82%, 03/26/2020(d)	5,000,000	4,987,167
1.88%, 08/10/2020(d)	5,000,000	4,953,493
AT&T Inc., 1.75%, 02/28/20(d)	15,000,000	14,981,771
BASF SE, 1.65%, 03/26/20(d)	15,000,000	14,964,250
Bell Canada
1.81%, 03/12/2020(d)	10,660,000	10,637,540
1.91%, 04/07/2020(d)	6,000,000	5,979,208
Berkshire Hathaway Energy Co., 1.72%, 02/20/20(d)	7,000,000	6,993,513
Cafco LLC
1.69%, 05/06/2020(d)	15,000,000	14,934,900
1.76%, 05/11/2020(d)	5,500,000	5,474,987
Cancara Asset Securitisation LLC, 1.88%, 02/18/20(d)	5,000,000	4,996,000
Chariot Funding LLC, 1.76%, 03/10/20(d)	8,500,000	8,485,027
Daimler Finance North America LLC, 1.86%, 04/09/20(d)	7,820,000	7,792,931
DBS Bank Ltd., 1.96%, 04/20/20(d)	4,800,000	4,782,048
DZ Bank AG Deutsche, 1.73%, 04/16/20(d)	7,650,000	7,624,047
Ecolab Inc., 1.86%, 04/08/20(d)	5,000,000	4,982,953
Electricite de France SA, 1.76%, 04/27/20(d)	15,000,000	14,938,750
Federation Des Caisses Desjardins Du Quebe, 1.84%, 02/18/20(d)	3,900,000	3,896,911
Hitachi Capital America Corp., 1.80%, 02/07/20(d)	950,000	949,686
Hyundai Capital America, 2.16%, 03/16/20(d)	7,000,000	6,984,338
Liberty Funding LLC, 1.74%, 04/20/20(d)	5,000,000	4,981,411
Lloyds Banking Group PLC, 1.94%, 04/24/20(d)	7,000,000	6,973,213
Manhattan Asset Funding Co. LLC, 1.91%, 02/12/20(d)	1,500,000	1,499,190
MetLife Short Term Funding Co., 1.78%, 06/05/20(d)	8,000,000	7,953,352
Mitsubishi UFJ Trust & Banking Corp., 1.75%, 04/15/20(d)	2,950,000	2,939,521

Security	Par/ Shares	Value

Commercial Paper (continued)
Mizuho Bank Ltd., 1.87%, 02/20/20(d)	$5,000,000	$4,995,553
MUFG Bank Ltd., 2.02%, 02/13/20(d)	3,000,000	2,998,275
Natixis NY
1.89%, 06/19/2020(d)	7,000,000	6,954,621
1.90%, 06/10/2020(d)	4,000,000	3,975,780
Nieuw Amsterdam Receivables Corp., 1.64%, 03/23/20(d)	8,850,000	8,830,245
Nissan Motor Acceptance Corp., 2.03%, 03/27/20(d)	5,000,000	4,985,246
Nutrien Ltd., 1.72%, 03/03/20(d)	15,000,000	14,979,217
Santander UK PLC, 1.78%, 04/03/20(d)	13,000,000	12,961,097
Schlumberger Investment SA, 1.72%, 03/27/20(d)	10,000,000	9,975,951
Societe Generale SA
1.77%, 04/08/2020(d)	11,800,000	11,762,042
1.79%, 04/02/2020(d)	2,200,000	2,193,555
Suncor Energy Inc., 1.91%, 03/03/20(d)	2,500,000	2,496,042
Swedbank AB, 1.89%, 03/05/20(d)	5,000,000	4,992,586
Thunder Bay Funding LLC, 1.87%, 05/15/20(d)	8,000,000	7,962,783
Toyota Motor Credit Corp., 1.92%, 07/24/20(d)	5,000,000	4,958,486
Victory Receivables Corp., 1.80%, 04/03/20(d)	9,250,000	9,221,575
VW Credit Inc., 2.03%, 02/06/20(d)	550,000	549,845
Walgreens Boots Alliance Inc., 2.13%, 02/07/20(d)	10,000,000	9,996,694

		301,664,220

U.S. Treasury Obligations — 7.9%
U.S. Treasury Bill
1.51%, 04/09/20(d)	10,000,000	9,971,858
1.54%, 03/05/20(d)	13,000,000	12,983,091
1.55%, 04/30/20(d)	15,000,000	14,945,045

		37,899,994

Money Market Funds — 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(e)(f)	8,974,911	8,980,296
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(e)(f)	74,758,000	74,758,000

		83,738,296

Total Short-Term Investments — 96.5% (Costs: $460,385,760)		460,472,275

Total Investments in Securities — 96.5% (Cost: $460,386,577)		460,473,093

Other Assets, Less Liabilities — 3.5%		16,727,666

Net Assets — 100.0%		$477,200,759

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Commodities Select Strategy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,854,821	3,120,090	8,974,911	$8,980,296	$8,157	(b)	$(361)	$872
BlackRock Cash Funds: Treasury, SL Agency Shares	74,727,000	31,000	74,758,000	74,758,000	420,944		—	—

				$83,738,296	$429,101		$(361)	$872

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Aluminum	412	04/09/20	$17,703	$(679,658)
Brent Crude Oil	1,460	02/28/20	82,665	(5,592,601)
Cattle Feeder	94	03/26/20	6,396	(371,020)
Cocoa	78	05/13/20	2,185	169,275
Coffee	88	05/18/20	3,462	(386,422)
Copper	148	12/15/21	20,949	(1,144,826)
Corn	1,346	09/14/20	26,096	(493,312)
Cotton	183	05/06/20	6,250	(76,074)
Gasoline RBOB	326	11/30/20	19,099	(1,170,372)
Gold	161	12/29/20	25,911	1,303,479
KC HRW Wheat	285	07/14/20	6,840	108,173
Lead	72	03/16/20	3,386	(65,378)
Lean Hogs	391	04/15/20	9,634	(2,683,726)
Live Cattle	441	06/30/20	19,682	(1,249,733)
Low Sulphur Gasoil	512	06/11/20	25,677	(2,091,866)
Natural Gas	597	03/29/21	13,212	(281,740)
Nickel	54	03/16/20	4,151	(307,229)
NY Harbor ULSD	269	04/30/20	18,481	(1,600,108)
Silver	28	12/29/20	2,566	79,633
Soybean	367	11/13/20	16,740	(1,072,087)
Sugar	575	04/30/20	9,241	1,064,092
Wheat	608	03/13/20	16,834	661,635
WTI Crude Oil	2,276	07/21/20	117,419	(6,656,804)
Zinc	90	04/09/20	4,953	(401,001)

				$(22,937,670)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Commodities Select Strategy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$—	$818	$818
Certificates of Deposit	—	37,169,765	—	37,169,765
Commercial Paper	—	301,664,220	—	301,664,220
U.S. Treasury Obligations	—	37,899,994	—	37,899,994
Money Market Funds	83,738,296	—	—	83,738,296

	$83,738,296	$376,733,979	$818	$460,473,093

Derivative financial instruments(a)
Assets
Futures Contracts	$3,386,287	$—	$—	$3,386,287
Liabilities
Futures Contracts	(26,323,957)	—	—	(26,323,957)

	$(22,937,670)	$—	$—	$(22,937,670)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

3